FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financial assets related to foreign currency derivative hedging contracts	$ 101	$ 220
Marketable securities	52,774	59,227
Contingent consideration related to Mailvision	(228)	(443)
Earn-Out liability related to the acquisition of ACS	(2,109)
Total Financial assets (liability)	50,538	59,004
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets related to foreign currency derivative hedging contracts	101	220
Marketable securities	52,774	59,227
Contingent consideration related to Mailvision	0	0
Earn-Out liability related to the acquisition of ACS	0
Total Financial assets (liability)	52,875	59,447
Fair Value, Inputs, Level 3 [Member]
Earn-Out liability related to the acquisition of ACS	(2,109)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets related to foreign currency derivative hedging contracts	0	0
Marketable securities	0	0
Contingent consideration related to Mailvision	(228)	(443)
Earn-Out liability related to the acquisition of ACS	(2,109)
Total Financial assets (liability)	$ (2,337)	$ (443)